Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Inventories [Abstract]
Lubricants	$ 7,273	$ 7,438
Bunkers	9,609	6,809
Total	$ 16,882	$ 14,247